Reinsurance - Narrative (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended		120 Months Ended
	Dec. 30, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Effects of Reinsurance [Line Items]
Reinsurance recoverable for GMWB		$ 35,848		$ 27,455		$ 35,848
ACL on reinsurance recoverable, increase						30
ACL on reinsurance recoverables		37		7		37
Life insurance recoveries on ceded reinsurance contracts		782	$ 958	1,500	$ 1,400
Global Atlantic | FIA embedded derivative
Effects of Reinsurance [Line Items]
Reinsurance recoverable for GMWB		8,700		7,600		8,700
Mass Mutual | Retirement
Effects of Reinsurance [Line Items]
Reinsurance recoverable for GMWB		6,800		7,000		6,800
Prudential | Individual Life
Effects of Reinsurance [Line Items]
Reinsurance recoverable for GMWB		13,100		$ 11,800		13,100
TR Re | Reinsurance Agreement, Affiliated Reinsurance Agreement
Effects of Reinsurance [Line Items]
Payment for ceded commissions	$ 100
Assumed reinsurance, deferred gain	805
Reinsurance recoverable for GMWB		6,130				6,130
Payment for assumed reinsurance, tax settlement	84
TR Re | Individual Life
Effects of Reinsurance [Line Items]
Reinsurance recoverable for GMWB		6,100				6,100
Allianz | Reinsurance Agreement, Assumed Reinsurance
Effects of Reinsurance [Line Items]
Assumed reinsurance, consideration transferred	693
Payment for ceded commissions	866
Assumed reinsurance, deferred gain	$ 25
Reinsurance recoverable for GMWB		$ 244				$ 244